Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Schedule of trade and other payables

	2018	2017	2016
Current	£’000	£’000	£’000
Trade payables	286	2,271	3,268
Other payables	-	1,141	1,166
Accruals	1,025	3,090	2,003
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,311	6,502	6,437

Tax and social security	347	359	670
Deferred revenue and government grants	445	1,141	1,300
Total trade and other payables	2,103	8,002	8,407